Fair Value Measurements - Additional Information (Details) - USD ($)						3 Months Ended			12 Months Ended
		Nov. 29, 2023	Oct. 02, 2023	Sep. 29, 2023	Aug. 14, 2023	Mar. 31, 2024		Mar. 31, 2023	Dec. 31, 2023		Dec. 31, 2022	[3],[4]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding						$ 5,781,000	[1],[2]		$ 18,554,000	[1],[2],[3],[4]	$ 0
Convertible notes issued						28,200,000			63,500,000
Convertible notes outstanding									63,500,000
Realized loss									0
Loss on change in fair value of warrants									6,500,000
Gain on change in fair value of warrants						15,000,000			4,500,000
Private offering and merger financing, net of redemptions and equity issuance cost									$ 7,133,000
Settlement option adjustment of contingent consideration liability				$ 10,000,000
Gain on change in fair value of Convertible Notes	[5],[6]					$ 47,270,000		$ 0
Warrants exercise price per share						$ 0.404			$ 0.808
Company Warrants and Original Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued						$ 5,800,000			$ 18,600,000
Warrants outstanding									18,600,000
Settlement Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Settlement options aggregate cash amount		$ 600,000
Settlement option additional gain		$ 300,000
Remaining amount of settlement options									$ 600,000
Common Class A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding						$ 1,500,000
Aggregate value of shares issued			$ 900,000
Annual interest rate			6.00%
Option One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Settlement options, cash payment					$ 2,000,000
Settlement options, maturity date					Oct. 02, 2023
Option One [Member] | Common Class A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Settlement options, adjustment related to dividing weighted average price				8,000,000	$ 8,000,000
Issuance of common stock shares			3,708,520
Private offering and merger financing, net of redemptions and equity issuance cost			$ 2,000,000
Option One [Member] | Common Class A [Member] | Calculated Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock shares			4,519,085
Option Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Settlement options, cash payment				$ 2,000,000	$ 7,000,000
Settlement options, maturity date					Oct. 02, 2023

[1]	An affiliate of a director held Company Warrants with a fair value of $0.9 million and $4.5 million as of March 31, 2024 and December 31, 2023, respectively.
[2]	Warrants to purchase common stock includes Company Warrants (the “Company Warrants”) issued to our Chief Executive Officer (the “CEO”) and our Chief Technology Officer (the “CTO”) in conjunction with the Convertible Notes issued November 21, 2023. As of March 31, 2024, the fair values of the CEO’s and CTO’s Company Warrants were $0.3 million and $0.2 million, respectively. As of December 31, 2023, the fair values of the CEO’s and CTO’s Company Warrants were $1.7 million and $0.9 million, respectively.
[3]	Warrants to purchase common stock includes Company Warrants issued to a related party in conjunction with the Convertible Notes issued November 21, 2023. As of December 31, 2023, the fair value of the Company Warrants was $2.2 million.
[4]	Warrants to purchase common stock includes Company Warrants issued to our Chief Executive Officer (the “CEO”) and our Chief Technology Officer (the “CTO”) in conjunction with the Convertible Notes issued November 21, 2023. As of December 31, 2023, the fair values of the CEO’s and CTO’s Company Warrants were $1.8 million and $0.9 million, respectively.
[5]	The Company recognized a gain of $13.6 million during the three months ended March 31, 2024 related to changes in fair value of Convertible Notes held by an affiliate of a director.
[6]	The Company recognized gains on change in fair value of the Convertible Notes held by the CEO and CTO of $5.3 million and $2.7 million, respectively, during the three months ended March 31, 2024.